Description of Business - Additional information (Detail) - USD ($)		3 Months Ended
	Feb. 12, 2026	Mar. 31, 2026	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance Initial Public Offering		$ 552,542,000	$ 0
Equity Method Investment Units Purchased	23,575,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	91,773,571
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued	23,575,000
Proceeds from Issuance Initial Public Offering	$ 552,500
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	87,141,865